Average Annual Total Returns{- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-06 - Fidelity Managed Retirement Income Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNC Past 1 year	IXZNC Since Inception
Total	8.79%	8.48%	[1]	7.51%	6.39%	[1]	8.61%	8.13%	[1]

[1]	(a)From August 1, 2019